Business Combination	9 Months Ended
Sep. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Business Combination

Note 4 — Business Combination

On September 5, 2024, EVGR entered into the Merger Agreement, which was subsequently amended and restated on September 18, 2024, by and among EVGR, PubCo, Evergreen Merger Sub Inc. (“Merger Sub”), Forekast Limited (“Forekast”) and FISB (“FISB”). Pursuant to the Merger Agreement, the Business Combination will be effected in two steps: (i) EVGR will reincorporate in the Cayman Islands by merging with and into PubCo as a result of the Reincorporation Merger; (ii) Merger Sub will merge with and into Forekast resulting in Forekast being a wholly-owned subsidiary of PubCo. The board of directors of EVGR has unanimously (i) approved and declared advisable the Merger Agreement, the Business Combination and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by the shareholders of EVGR.

The aggregate consideration for the Acquisition Merger is $105,000,000, payable in the form of 10,500,000 newly issued PubCo Ordinary Shares (the “Closing Payment Shares”) valued at $10.00 per share to Forekast and its shareholders. At the closing of the Acquisition Merger (the “Closing”), the issued and outstanding shares in Forekast held by the former Forekast shareholders will be cancelled and cease to exist, in exchange for the issuance of the Closing Payment Shares.

At the Closing, without any further action on the part of EVGR, PubCo, Merger Sub, Forekast or FISB, each ordinary share of Forekast issued and outstanding immediately prior to the Closing shall be canceled and automatically converted into the right to receive, without interest, a number of PubCo Ordinary Shares equal in value to the quotient of the Closing Payment Shares divided by the fully diluted capitalization of Forekast. No certificates or scrip representing fractional PubCo Ordinary Shares will be issued pursuant to the Business Combination.